Document and Entity Information	Apr. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 08, 2022
Entity Registrant Name	Lincoln National Corp
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059558
Amendment Flag	false
Security 12b Title	Common Stock
Trading symbol	LNC
Security Exchange Name	NYSE